Long-Term Debt (Details 5) (Land, equipment and other obligations, USD $)	3 Months Ended
	May 31, 2013	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012
Long-Term Debt
Number of revenue bonds	4	4
Face amount of debt	$ 25,300,000	$ 25,300,000
Transferable letters of credit	5,400,000	5,400,000		10,600,000
Cash overdrafts liability	$ 800,000	$ 2,200,000
Minimum
Long-Term Debt
Effective interest rate (as a percent)	0.25%	0.23%	0.23%	0.28%
Maximum
Long-Term Debt
Interest rate (as a percent)	10.00%
Effective interest rate (as a percent)	0.43%	0.41%	0.46%	0.46%